Loans receivable (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans Receivable Details Narrative Abstract
Provision for loan losses, recoveries	$ 1,737	$ 2,039